GROUP STRUCTURE (Details 4)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Autotrol Renovable S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[1]	Autotrol Renovable S.A. (1)
Country	[1]	Argentina
Main activity	[1]	Generation
Direct and indirect participation	[1]	100.00%
G A S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		GASA
Country		Argentina
Main activity		Generation
Direct and indirect participation		100.00%	100.00%
Enecor S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Enecor S.A.
Country		Argentina
Main activity		Electricity transportation
Direct and indirect participation		70.00%	70.00%
Fideicomiso C I E S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Fideicomiso CIESA
Country		Argentina
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[2]	Greenwind (3)
Country	[2]	Argentina
Main activity	[2]	Generation
Direct and indirect participation	[2]	100.00%	50.00%
Hidroelectrica Diamante S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		HIDISA
Country		Argentina
Main activity		Generation
Direct and indirect participation		61.00%	61.00%
Hidroelectrica Los Nihuiles S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		HINISA
Country		Argentina
Main activity		Generation
Direct and indirect participation		52.04%	52.04%
C I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		CISA
Country		Argentina
Main activity		Trader & investment
Direct and indirect participation		100.00%	100.00%
Pampa Energia Bolivia S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PEB
Country		Bolivia
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
P B 18 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PB18
Country		Ecuador
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Energia Operaciones E N O P S A S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Energía Operaciones ENOPSA S.A.
Country		Ecuador
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Pampa Ecuador [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Pampa Ecuador Inc
Country		Ecuador
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Petrobras Energia Ecuador [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PE Energía Ecuador LTD
Country		Gran Cayman
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
E I S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		EISA
Country		Uruguay
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Pampa Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		PISA
Country		Uruguay
Main activity		Investment
Direct and indirect participation		100.00%	100.00%
Transportey Serviciosde Gasen Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		TGU
Country		Uruguay
Main activity		Gas transportation
Direct and indirect participation		51.00%	51.00%
Corod Produccion S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[2]	Corod (3)
Country	[2]	Venezuela
Main activity	[2]	Oil
Direct and indirect participation	[2]		100.00%
Petrolera San Carlos S A [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Petrolera San Carlos S.A.
Country		Venezuela
Main activity		Oil
Direct and indirect participation		100.00%	100.00%
Vientos De Arauco Renovables S A U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[3]	Vientos de Arauco Renovables S.A.U. (4)
Country	[3]	Argentina
Main activity	[3]	Generation
Direct and indirect participation	[3]	100.00%
Vientos Solutions Argentina S A U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name		Vientos Solutions Argentina S.A.U.
Country		Argentina
Main activity		Advisory services
Direct and indirect participation		100.00%
V S S L [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	[4]	VS S.L. (2)
Country	[4]	España
Main activity	[4]	Investment
Direct and indirect participation	[4]	100.00%

[1]	See Note 5.1.4.
[2]	Interest assigned under the assignment of the indirect interest in the capital stock of mixed companies in Venezuela. See Note 5.3.2.
[3]	See Note 5.1.5.
[4]	See Note 5.1.3.